PROPERTY AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation	$ 219,451	$ 1,707,989		$ 1,902,005		$ 1,943,260
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		(2,008,324)		(636,289)		(485,958)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		$ 2,008,324		$ 636,289		$ 485,958
Asset Impairment Charges	$ 0		$ 0		$ 0